Consolidated Balance Sheets (Parenthetical) - USD ($) $ in Thousands	Mar. 31, 2015	Dec. 31, 2014	Dec. 31, 2013
Allowances for receivables	$ 30,193	$ 32,396
Adjustments [Member]
Allowances for receivables		$ 39,698	$ 48,401